Share Based Compensation (PSUs Granted) (Details) (Performance Share Units [Member})	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement, Performance Shares [Line Items]
Description of award	In March 2012, the Company’s Compensation Committee approved a revised long-term incentive compensation plan for all executive officers and certain employees effective January 1, 2012. Under the revised plan, PSU payments are awarded at the end of a three year performance period and payment amounts can range from 0% to 150% of the target award subject to the Company’s performance against pre-established performance measures. Performance measures are recommended by executive management and submitted to the Compensation Committee for approval. In addition to these performance measures, the Compensation Committee may evaluate performance results and retains the authority and discretion to amend PSU payments. PSU award payments are paid in lump sum cash amounts based on the volume weighted average trading price of the Company’s shares for the five trading days immediately preceding the vesting date. Payments are measured and distributed in the final month of the performance period.
Grant date	Mar. 16, 2012
Effective date	Jan. 01, 2012
Award vesting rights	PSU payments are awarded at the end of a three year performance period
Terms of award	payment amounts can range from 0% to 150% of the target award subject to the Company’s performance against pre-established performance measures. Performance measures are recommended by executive management and submitted to the Compensation Committee for approval. In addition to these performance measures, the Compensation Committee may evaluate performance results and retains the authority and discretion to amend PSU payments. PSU award payments are paid in lump sum cash amounts based on the volume weighted average trading price of the Company’s shares for the five trading days immediately preceding the vesting date. Payments are measured and distributed in the final month of the performance period. A participant who voluntarily terminates employment or is terminated with cause prior to the date of payment forfeits all rights to, or interest in, any unvested award. If a participant’s employment is terminated without cause, or by death, disability or retirement, after the mid-point of the performance period, the participant shall be entitled to the full amount of the participant’s unvested PSUs and related dividend PSUs. If a participant’s employment is terminated without cause, or by death, disability or retirement, prior to the mid-point of the performance period, the participant shall be entitled to a pro-rated amount of the award that the Compensation Committee determines would have been paid to the participant had their employment continued to the end of the performance period.
Minimum [Member]
Share-based Compensation Arrangement, Performance Shares [Line Items]
Target award	0.00%
Maximum [Member]
Share-based Compensation Arrangement, Performance Shares [Line Items]
Target award	150.00%